CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Allowance for credit loss	$ 3,985	$ 3,121
Preferred stock par value (usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Preferred stock issued (in shares)	0
Preferred stock outstanding (in shares)	0
Class A Common Stock
Common stock par value (usd per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000	500,000,000
Common stock issued (in shares)	35,818,000
Common stock outstanding (in shares)	35,818,000
Class B Common Stock
Common stock par value (usd per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	60,000,000	60,000,000
Common stock issued (in shares)	25,999,000
Common stock outstanding (in shares)	25,699,000
Class C common stock
Common stock par value (usd per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	40,000,000	40,000,000
Common stock issued (in shares)	0
Common stock outstanding (in shares)	0